CONTRACTUAL OBLIGATIONS AND RIGHTS - Schedule of Contractual Rights (Details) - Vessel - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Contractual Obligations [Line Items]
Contractual rights as lessor	$ 76.2	$ 105.9	$ 152.0
Within one year
Contractual Obligations [Line Items]
Contractual rights as lessor	51.1	67.8	88.6
Between one and two years
Contractual Obligations [Line Items]
Contractual rights as lessor	25.1	26.2	38.3
Between two and three years
Contractual Obligations [Line Items]
Contractual rights as lessor	$ 0.0	$ 11.9	$ 25.1